OTHER NON-CURRENT ASSETS - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS - THIRD PARTIES
Schedule of other non-current assets

	As of December 31,
	2024	2023
	US$	US$
Deposits for long-term operating leases	2,557	3,288
Prepayments for purchases of property, equipment and software	8,899	920
Deductible VAT	54,951	41,859
Others	602	—
Total	67,009	46,067